UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: June 30, 2009"

Institutional Investment Manager Filing this Report:

Name:	"Twele Capital Management, Inc."
Address:	P.O. Box 4209
	"Hopkins, MN  55343"
13F File Number:	28-13313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the "report is authorized to submit it, that all information contained " "contained herein is true, correct and complete, and that it is" "understood that all required items, statements, schedules, lists, "
" and tables, are considered integral parts of this submission."

Person Signing this Report on Behalf of Reporting Manager:

Name:	Maressia Twele
Title:	Chief Financial Officer
Phone:	952-807-5095
"Signature,"	"Place,"
Maressia Twele	"Minnetonka, Minnesota"
 Date of Signing:	"July 6, 2009"
Report Type:	13F HOLDINGS REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	38
Form 13F Information Table Value Total:	"$111,981 "

															  VOTING AUTHORITY
ISSUER				CLASS		CUSIP		VALUE	QUANTITY	SH/PN	P/C	INV_DISC MGRS	SOLE	SHARED	NONE
---------			-------		---------	-----	--------	-----				-----	------	-----
BLACKROCK INSD MUN INCOME TR	COM		092479104	367	29000		SH		SOLE		0	0	29000
ISHARES TR			DJ SEL DIV INX	464287168	7430	210138		SH		SOLE		163415	0	46723
ISHARES TR			BARCLAYS TIPS BD464287176	9283	91336		SH		SOLE		82810	0	8526
ISHARES TR			FTSE XNHUA IDX	464287184	231	6027		SH		SOLE		1150	0	4877
ISHARES TR			S&P 500 INDEX	464287200	2223	24070		SH		SOLE		18700	0	5370
ISHARES TR			BARCLAYS US AGG 464287226	13412	131295		SH		SOLE		125350	0	5945
ISHARES TR			MSCI EMERG MKT	464287234	3461	107398		SH		SOLE		72990	0	34408
ISHARES TR			IBOXX INV CPBD	464287242	8827	88019		SH		SOLE		72336	0	15683
ISHARES TR			BARCLAYS 20+ YR 464287432	4269	45138		SH		SOLE		38629	0	6509
ISHARES TR			BARCLAYS 7-10 YR464287440	4241	46772		SH		SOLE		38173	0	8599
ISHARES TR			MSCI EAFE IDX	464287465	3456	75450		SH		SOLE		57100	0	18350
ISHARES TR			S&P MIDCAP 400	464287507	4433	76701		SH		SOLE		59100	0	17601
ISHARES TR			COHEN&ST RLTY	464287564	2738	76189		SH		SOLE		67600	0	8589
ISHARES TR			RUSSELL1000VAL	464287598	2585	54322		SH		SOLE		47570	0	6752
ISHARES TR			RUSSELL1000GRW	464287614	2580	62880		SH		SOLE		56360	0	6520
ISHARES TR			RUSL 2000 VALU	464287630	474	10183		SH		SOLE		0	0	10183
ISHARES TR			S&P SMLCAP 600	464287804	4092	92103		SH		SOLE		76500	0	15603
ISHARES TR			S&P NATL MUN B	464288414	1079	10825		SH		SOLE		0	0	10825
ISHARES TR			HIGH YLD CORP	464288513	11433	143429		SH		SOLE		126900	0	16529
ISHARES TR			US PFD STK IDX	464288687	3657	113775		SH		SOLE		90070	0	23705
ISHARES TR			RSSL MCRCP IDX	464288869	2251	68471		SH		SOLE		57600	0	10871
KAYNE ANDERSON MLP INVSMNT C	COM		486606106	1793	81675		SH		SOLE		48442	0	33233
NUVEEN INS FL TX FR ADV MUN	COM		670655109	132	11000		SH		SOLE		0	0	11000
VANGUARD BD INDEX FD INC	TOTAL BND MRKT	921937835	2572	33100		SH		SOLE		32900	0	200
VANGUARD TAX-MANAGED FD		EUROPE PAC ETF	921943858	2571	90027		SH		SOLE		83250	0	6777
VANGUARD INTL EQUITY INDEX F	EMR MKT ETF	922042858	2050	64440		SH		SOLE		58600	0	5840
VANGUARD INDEX FDS		MID CAP ETF	922908629	2299	49115		SH		SOLE		46200	0	2915
VANGUARD INDEX FDS		GROWTH ETF	922908736	1210	27915		SH		SOLE		25100	0	2815
VANGUARD INDEX FDS		VALUE ETF	922908744	682	17250		SH		SOLE		15300	0	1950
VANGUARD INDEX FDS		SMALL CP ETF	922908751	758	16566		SH		SOLE		14500	0	2066
BLACKROCK MUNYIELD INSD FD I	COM		09254E103	466	41000		SH		SOLE		0	0	41000
BLACKROCK  INS MUNIV INC INV	COM		09250G102	202	17000		SH		SOLE		0	0	17000
BLACKROCK MUNIHOLDINGS FD IN	COM		09253N104	164	13000		SH		SOLE		0	0	13000
DELAWARE INV MN MUN INC FD I	COM		24610V103	164	13550		SH		SOLE		0	0	13550
EATON VANCE INS MUN BD FD	COM		27827X101	612	53000		SH		SOLE		0	0	53000
NFJ DIVID INT & PREM STRTGY	COM SHS		65337H109	557	47040		SH		SOLE		2700	0	44340
NUVEEN INSD DIVID ADVANTAGE	COM		67071L106	487	38000		SH		SOLE		0	0	38000
WISDOMTREE TRUST		DIVID TOP 100	97717W406	2740	82982		SH		SOLE		79950	0	3032